Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes (Textual)
Unified enterprise income tax rate	25.00%
Income tax rate	15.00%
Statutory income tax rate		15.00%
Reduced income tax rate		10.00%
Tax holidays decreased income taxes	$ 174,774	$ 655,889	$ 339,036
Net income per share (basic and diluted)	$ 0.03	$ 0.09	$ 0.05
Value add tax exemption amounted	$ 233,345	$ 540,149	$ 272,812
Minimum [Member]
Taxes (Textual)
Value add tax standard rates	6.00%
Maximum [Member]
Taxes (Textual)
Value add tax standard rates	17.00%